Document and Entity Information	Feb. 15, 2024
Cover [Abstract]
Entity Registrant Name	ANSYS INC
Amendment Flag	false
Entity Central Index Key	0001013462
Document Type	8-K
Document Period End Date	Feb. 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	0-20853
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(844)
Local Phone Number	462-6797
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false